Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.34%
Communication Services — 10.58%
37 Interactive Entertainment Network Technology Group Class A	200,100	$ 530,707
Baidu Class A †	324,950	4,831,491
Bharti Airtel	328,975	4,080,672
China United Network Communications Class A	1,392,900	860,227
G-bits Network Technology Xiamen Class A	57,000	1,970,029
JYP Entertainment	13,715	1,074,090
Kuaishou Technology 144A #, †	246,800	1,673,569
NetEase	1,138,700	20,503,454
Saudi Telecom	1,094,239	11,803,191
Tencent Holdings	874,620	32,885,757
Tencent Music Entertainment Group ADR †	128,377	1,156,677
Turkcell Iletisim Hizmetleri	585,633	1,114,876
		82,484,740
Consumer Discretionary — 16.32%
Alibaba Group Holding	1,332,900	12,904,814
ANTA Sports Products	49,600	481,168
Bajaj Auto	232,421	18,985,127
BYD Class H	64,000	1,757,265
Ford Otomotiv Sanayi	26,626	668,163
Geely Automobile Holdings	3,100,000	3,410,258
Hyundai Motor	84,696	13,323,109
JD.com Class A	382,161	5,505,937
Kia	300,531	23,241,057
LG Electronics †	40,555	3,189,162
Li Auto Class A Class A †	170,400	3,210,071
Maruti Suzuki India	23,106	2,860,658
Meituan Class B 144A †	678,112	7,112,425
Naspers Class N	32,953	5,634,931
PDD Holdings ADR †	66,705	9,759,609
Shenzhou International Group Holdings	124,800	1,285,000
Tata Motors	159,222	1,492,364
Tofas Turk Otomobil Fabrikasi	825,129	5,880,029
Vipshop Holdings ADR †	199,512	3,543,333
Yum China Holdings	70,297	2,982,702
		127,227,182
Consumer Staples — 7.29%
Ambev	3,269,618	9,241,571
Anhui Gujing Distillery Class A	15,400	505,502
BIM Birlesik Magazalar	239,555	2,444,833
China Resources Beer Holdings	1,002,000	4,388,602
Chongqing Brewery Class A	36,601	342,931
Fix Price Group GDR 144A #, =, †	1,489,220	0
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Hindustan Unilever	101,548	$ 3,250,891
ITC	2,296,805	12,754,546
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	711,262
Kweichow Moutai Class A	15,101	3,675,069
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	2,765,786
Wal-Mart de Mexico	3,400,169	14,294,686
Wuliangye Yibin Class A	122,161	2,416,797
		56,792,476
Energy — 6.57%
China Petroleum & Chemical Class H	3,856,000	2,019,727
China Shenhua Energy Class A	479,592	2,119,964
China Shenhua Energy Class H	1,373,000	4,703,560
Coal India	580,904	2,624,805
LUKOIL PJSC =	276,569	0
PetroChina Class H	5,788,000	3,824,817
Petroleo Brasileiro	318,171	2,553,176
Polski Koncern Naftowy ORLEN	129,944	2,163,119
Prio	369,976	3,507,369
PTT Exploration & Production	1,727,700	7,567,308
Reliance Industries	182,135	5,657,837
Shaanxi Coal Industry Class A	1,611,000	4,745,184
Shanxi Coking Coal Energy Group Class A	480,700	669,653
Shanxi Lu'an Environmental Energy Development Class A	921,000	2,845,254
Ultrapar Participacoes	1,145,706	6,252,608
		51,254,381
Financials — 22.68%
Agricultural Bank of China Class A	9,601,600	4,927,924
Axis Bank	530,355	7,025,405
Banco do Brasil	857,435	9,777,117
Bank Central Asia	27,910,500	17,039,599
Bank of China Class A	6,168,879	3,470,549
Bank of China Class H	34,464,000	13,152,682
Bank Rakyat Indonesia Persero	48,301,000	17,959,552
BB Seguridade Participacoes	2,206,880	15,287,696
China Construction Bank Class A	3,020,500	2,772,547
China Construction Bank Class H	14,375,000	8,560,383
China Life Insurance Class H	829,000	1,074,403
China Merchants Bank Class H	566,500	1,973,337
Credicorp	9,310	1,395,848
FirstRand	4,345,437	17,462,516
Grupo Financiero Banorte Class O	983,000	9,904,676
NQ- IV9630 [1223] 0224 (3376024)    1

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
ICICI Bank	2,207,834	$ 26,441,872
Industrial & Commercial Bank of China Class H	12,798,000	6,260,916
Jio Financial Services †	434,439	1,216,176
Kasikornbank	442,300	1,749,374
KB Financial Group	78,074	3,257,388
Ping An Insurance Group Co. of China Class H	337,500	1,527,902
Powszechna Kasa Oszczednosci Bank Polski †	263,889	3,374,775
Saudi National Bank	120,000	1,238,400
Sberbank of Russia PJSC =	4,129,544	0
		176,851,037
Healthcare — 0.59%
China Resources Sanjiu Medical & Pharmaceutical Class A	119,900	840,730
Imeik Technology Development Class A	29,574	1,227,336
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,548,620
		4,616,686
Industrials — 3.46%
China National Chemical Engineering Class A	1,672,100	1,499,472
Eva Airways	2,436,000	2,496,284
Evergreen Marine Taiwan	503,200	2,352,819
Hindustan Aeronautics	89,014	2,999,448
KOC Holding	1,072,958	5,162,942
Larsen & Toubro	294,618	12,483,791
		26,994,756
Information Technology — 27.80%
Accton Technology	66,000	1,124,713
Delta Electronics	299,794	3,062,362
HCL Technologies	218,011	3,841,023
Hon Hai Precision Industry	1,940,000	6,605,627
Infosys	999,004	18,522,940
Largan Precision	73,000	6,826,542
Lenovo Group	1,030,000	1,440,430
Lite-On Technology	2,978,000	11,352,894
MediaTek	478,879	15,837,545
Novatek Microelectronics	458,000	7,715,286
Quanta Computer	178,000	1,302,064
Samsung Electronics	859,094	52,144,292
Taiwan Semiconductor Manufacturing	3,124,404	60,369,547
Tata Consultancy Services	391,009	17,824,621
Unimicron Technology	271,000	1,554,097
United Microelectronics	1,668,000	2,858,761
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Wiwynn	73,000	$ 4,340,920
		216,723,664
Materials — 1.79%
Cemex †	1,025,000	797,377
POSCO Holdings	14,735	5,665,471
Tata Steel	1,332,556	2,235,506
Vale	204,603	3,251,678
Yunnan Aluminium Class A	715,100	1,232,131
Zhongjin Gold Class A	539,100	757,090
		13,939,253
Real Estate — 2.26%
China Resources Land	1,486,000	5,328,552
Emaar Properties PJSC	5,394,359	11,632,516
Etalon Group GDR =, †	2,791,564	0
KE Holdings ADR	41,123	666,604
		17,627,672
Total Common Stocks (cost $664,385,914)		774,511,847

Preferred Stock — 1.02%
Petroleo Brasileiro 8.19% ω	1,033,139	7,920,392
Total Preferred Stock (cost $3,151,144)		7,920,392
	Troy Ounces
Bullion — 0.04%
Gold	342	315,578
Total Bullion (cost $394,317)		315,578

Total Value of Securities—100.40% (cost $667,931,375)		782,747,817
Liabilities Net of Receivables and Other Assets—(0.40%)		(3,103,082)
Net Assets Applicable to 42,907,772 Shares Outstanding—100.00%		$779,644,735
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $1,673,569, which represents 0.21% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.

2    NQ- IV9630 [1223] 0224 (3376024)

(Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Summary of abbreviations: (continued)
PJSC – Private Joint Stock Company
NQ- IV9630 [1223] 0224 (3376024)    3